Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10 .	Income Taxes

No provision for income taxes has been recorded due to the net operating losses incurred from inception to date, for which no benefit has been recorded.

A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	Year Ended
	December 31,
	2016	2015

Income tax provision (benefit) at statutory rate	(34)%	(34)%
State income taxes, net of federal benefit	(2)%	(6)%
Change in valuation allowance	33%	39%
Other	3%	1%
Effective tax rate	-%	-%

The components of the Company’s net deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$16,888	$10,726
Capitalized start up costs	5,944	7,225
Research and development credits	518	248
Accruals and reserves	1,095	497
Total deferred tax assets	24,445	18,696
Deferred tax liabilities:
Fixed assets and depreciation	(7)	(8)
Valuation allowance	(24,438)	(18,688)

Net deferred tax assets	$-	$-

The Company has recorded a full valuation allowance for its deferred tax assets based on it past losses and the uncertainty regarding the ability to project future taxable income. The valuation allowance increased by approximately
$5,750,000
and
$4,822,000
during the years ended
December
31,
2016
and
2015,
respectively.

As of
December
31,
2016,
the Company has net operating loss (“NOL”) carryforwards for federal and state income tax purposes of approximately
$45,468,000
and
$24,498,000,
respectively, which expire beginning in the year
2017.

The Company also has federal and California research and development tax credits of approximately
$440,000
and
$454,000,
respectively. The federal research credits will begin to expire in
2027
and the California research and development credits have no expiration date.

Utilization of the NOL and research and development credit carryforwards may
be subject to a substantial annual limitation due to ownership changes that have occurred previously or that could occur in the future, as provided by Section
382
of the Internal Revenue Code of
1986,
as well as similar state provisions. Ownership changes
may
limit the amount of NOL and tax credit carryforwards that can be utilized to offset future taxable income and tax, respectively. In general, an ownership change, as defined by Section
382,
results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than
50
percentage points over a
three
-year period. If the Company has experienced a change of control, utilization of its NOL or tax credits carryforwards would be subject to an annual limitation under Section
382.
Any limitation
may
result in expiration of a portion of the NOL or research and development credit carryforwards before utilization. Subsequent ownership changes could further impact the limitation in future years. Until a Section
382
study is completed and any limitation known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s NOL carryforwards and research and development credit carryforwards and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no net impact to the balance sheet or statement of operations if an adjustment were required.

As of
December
31,
2016,
the Company had
not
accrued any interest or penalties related to uncertain tax positions.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended
	December 31,
	2016	2015

Balance at the beginning of the year	$128	$97
Additions based upon tax positions related to the current year	140	31
Balance at the end of the year	$268	$128

If the ending balance of
$268,000
of unrecognized tax benefits as of
December
31,
2016
were recognized, none of the recognition would affect the income tax rate. The Company does not anticipate any material change in its unrecognized tax benefits over the next twelve
months. The unrecognized tax benefits
may
change during the next year for items that arise in the ordinary course of business.

The Company files U.S. federal and state income tax returns with varying statutes of limitations. All tax years since inception remain open to examination due to the carryover of unused net operating losses and tax credits.